ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	$ (30,294)	$ (15,416)	$ (13,881)
Cash flows from investing activities
Investment in an equity investee	(566)
Increase in time deposits	(410)	25,000	(25,000)
Net cash (used in)/provided by investing activities	6,762	8,395	(25,165)
Cash flows from financing activities:
Proceeds from exercise of share options	315	656	60
Proceeds from issuance of convertible notes, net of transaction expenses	28,742	27,810
Redemption of convertible notes	(11,265)
Repurchase of ordinary shares	(4,414)	(37)
Net proceeds from issuance of ordinary shares upon IPO			28,405
Net cash provided by financing activities	44,804	27,775	25,546
Net (decrease)/increase in cash and cash equivalents and restricted cash	21,272	20,754	(13,500)
Parent Company | Reportable legal entities
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	9,746	(32,234)	(34,030)
Cash flows from investing activities
Increase in long-term investments	(1,000)	(503)
Investment in an equity investee	(566)
Increase in time deposits	(301)
Net cash (used in)/provided by investing activities	(1,867)	(503)
Cash flows from financing activities:
Proceeds from exercise of share options	315	656	60
Proceeds from issuance of convertible notes, net of transaction expenses	28,742	27,810
Redemption of convertible notes	(11,265)
Repurchase of ordinary shares	(4,414)	(37)
Net proceeds from issuance of ordinary shares upon IPO			28,405
Net cash provided by financing activities	13,378	28,429	28,465
Net (decrease)/increase in cash and cash equivalents and restricted cash	$ 21,257	$ (4,308)	$ (5,565)